Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000063038
Shareholder Report [Line Items]
Fund Name	Causeway Global Value Fund
Class Name	Institutional Class
Trading Symbol	CGVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway Global Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-global-value. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-global-value
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Global Value Fund, Institutional Class	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway Global Value Fund, Institutional Class - $2084843	MSCI ACWI Index (Net) (USD)* - $2452576	MSCI ACWI Index (Gross) (USD) - $2580103
Sep/14	$1000000	$1000000	$1000000
Sep/15	$908475	$933447	$938407
Sep/16	$980575	$1045061	$1056664
Sep/17	$1134773	$1239945	$1260449
Sep/18	$1249832	$1361143	$1390876
Sep/19	$1153117	$1379918	$1417947
Sep/20	$1025866	$1524025	$1573909
Sep/21	$1571089	$1942150	$2014303
Sep/22	$1167271	$1540910	$1605701
Sep/23	$1625430	$1861458	$1949493
Sep/24	$2084843	$2452576	$2580103

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway Global Value Fund, Institutional Class	28.26%	12.57%	7.62%
MSCI ACWI Index (Net) (USD)*	31.76%	12.19%	9.39%
MSCI ACWI Index (Gross) (USD)	32.35%	12.72%	9.94%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 48,014,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 270
InvestmentCompanyPortfolioTurnover	85.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	3.7%
Exchange-Traded Funds	6.4%
Switzerland	1.7%
China	2.1%
Canada	2.2%
Italy	2.5%
South Korea	3.7%
Netherlands	3.8%
Germany	5.1%
France	5.7%
Japan	7.6%
United Kingdom	15.7%
United States	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-global-value
C000096979
Shareholder Report [Line Items]
Fund Name	Causeway Global Value Fund
Class Name	Investor Class
Trading Symbol	CGVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway Global Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-global-value. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-global-value
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Global Value Fund, Investor Class	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway Global Value Fund, Investor Class - $20386	MSCI ACWI Index (Net) (USD)* - $24526	MSCI ACWI Index (Gross) (USD) - $25801
Sep/14	$10000	$10000	$10000
Sep/15	$9061	$9334	$9384
Sep/16	$9754	$10451	$10567
Sep/17	$11258	$12399	$12604
Sep/18	$12387	$13611	$13909
Sep/19	$11419	$13799	$14179
Sep/20	$10129	$15240	$15739
Sep/21	$15491	$19422	$20143
Sep/22	$11468	$15409	$16057
Sep/23	$15943	$18615	$19495
Sep/24	$20386	$24526	$25801

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway Global Value Fund, Investor Class	27.87%	12.29%	7.38%
MSCI ACWI Index (Net) (USD)*	31.76%	12.19%	9.39%
MSCI ACWI Index (Gross) (USD)	32.35%	12.72%	9.94%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 48,014,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 270
InvestmentCompanyPortfolioTurnover	85.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	3.7%
Exchange-Traded Funds	6.4%
Switzerland	1.7%
China	2.1%
Canada	2.2%
Italy	2.5%
South Korea	3.7%
Netherlands	3.8%
Germany	5.1%
France	5.7%
Japan	7.6%
United Kingdom	15.7%
United States	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-global-value